SUBSEQUENT EVENTS (Details Narrative)										1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended
	May 27, 2025 USD ($)	May 23, 2025 USD ($) $ / shares shares	Apr. 23, 2025 USD ($) $ / shares shares	Mar. 24, 2025 USD ($) $ / shares shares	Jan. 20, 2025 $ / shares shares	Dec. 09, 2024 USD ($) shares	Dec. 09, 2024 CNY (¥) shares	Jul. 23, 2021 USD ($) $ / shares shares	Jul. 23, 2021 CNY (¥) shares	Jul. 31, 2022 shares	Nov. 30, 2024 USD ($) $ / shares	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2023 USD ($) $ / shares	May 31, 2025 $ / shares	Mar. 31, 2025 USD ($) $ / shares	Mar. 25, 2025 USD ($)	Feb. 22, 2025 USD ($)	Dec. 31, 2023 $ / shares	Jul. 25, 2018 $ / shares
Subsequent Event [Line Items]
Number of shares issued, value | $
Ordinary shares par value											$ 0.0001					$ 0.0001
Subscription Agreement [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Price per share					$ 10.00
Investor [Member] | Subscription Agreement [Member]
Subsequent Event [Line Items]
Number of shares sold | shares					30,000
Ordinary shares par value					$ 0.0001
Maius Pharmaceutical Co. Ltd [Member]
Subsequent Event [Line Items]
Number of shares issued, value | $														$ 30,776	$ 46,112
Ordinary shares par value														$ 1.00	$ 1		$ 1				$ 1.00
DT Cloud Acquisition Corporation [Member]
Subsequent Event [Line Items]
Number of shares issued | shares										1,725,000
Number of shares issued, value | $												$ 66,023,894	$ 66,023,894
Ordinary shares par value													$ 0.0001				$ 0.0001			$ 0.0001
Price per share				$ 10.61
Deposits | $													$ 207,000				$ 207,000	$ 150,949	$ 207,000
Number of shares redeemed | shares				1,868,367
Payments for deposits | $				$ 19,821,345
Price per share													$ 10.05				$ 10.05
Number of shares redeemed, value | $												$ 68,014,286	$ 68,014,286
DT Cloud Acquisition Corporation [Member] | Investor [Member]
Subsequent Event [Line Items]
Number of shares sold | shares					30,000
Ordinary shares par value					$ 0.0001
DT Cloud Acquisition Corporation [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Purchase price per share					10.00
Subsequent Event [Member] | Subscription Agreement [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Price per share					$ 10.00
Subsequent Event [Member] | Investor [Member] | Subscription Agreement [Member]
Subsequent Event [Line Items]
Number of shares sold | shares					30,000
Ordinary shares par value					$ 0.0001
Subsequent Event [Member] | DT Cloud Acquisition Corporation [Member]
Subsequent Event [Line Items]
Price per share			$ 10.68	$ 10.61
Deposits | $																		$ 150,949	$ 207,000
Number of shares redeemed | shares			326,904	1,868,367
Payments for deposits | $			$ 3,492,160	$ 19,821,345
Price per share		$ 0.03
Amended monthly extension fee | $		$ 60,000
Subsequent Event [Member] | DT Cloud Acquisition Corporation [Member] | Unsecured Promissory Note [Member]
Subsequent Event [Line Items]
Issuance of unsecured promissory note | $	$ 201,959
Maturity description	Note does not bear interest and mature within 15 days upon the closing of a business combination by the Company.
Proceeds from unsecured debt | $	$ 210,939
Subsequent Event [Member] | DT Cloud Acquisition Corporation [Member] | Investor [Member]
Subsequent Event [Line Items]
Number of shares sold | shares					30,000
Ordinary shares par value					$ 0.0001
Subsequent Event [Member] | DT Cloud Acquisition Corporation [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Purchase price per share					$ 10.00
Subsequent Event [Member] | DT Cloud Acquisition Corporation [Member] | Shareholders [Member]
Subsequent Event [Line Items]
Number of shares redeemed | shares		3,872,314
Price per share		$ 10.69
Number of shares redeemed, value | $		$ 41,395,036
Wishluck Limited [Member] | Maius Pharmaceutical Co. Ltd [Member]
Subsequent Event [Line Items]
Number of shares issued | shares								556	556
Number of shares issued, value								$ 1,543,234	¥ 10,000,000
Ordinary shares par value								$ 1.00
Wishluck Limited [Member] | Subsequent Event [Member] | Maius Pharmaceutical Co. Ltd [Member]
Subsequent Event [Line Items]
Number of shares issued | shares						892	892
Number of shares issued, value						$ 2,087,102	¥ 15,000,000